Retirement Plans - Schedule of Pension plan assets measured at fair value using significant unobservable inputs (Details) - Significant Unobservable Inputs (Level 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Pension Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 177	$ 134
Actual return on plan assets	(3)	15
Purchases	12	54
Sales and settlements	(48)	(31)
Currency Impact	(7)	5
Fair value of plan assets at end of year	131	177
Other Postretirement Benefit Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2	2
Actual return on plan assets	0	0
Purchases	3	0
Sales and settlements	(3)	0
Currency Impact	0	0
Fair value of plan assets at end of year	2	2
Equity | Defined Benefit Pension Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	13	0
Actual return on plan assets	0	0
Purchases	0	13
Sales and settlements	(12)	0
Currency Impact	0	0
Fair value of plan assets at end of year	1	13
Real Estate / Property | Defined Benefit Pension Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	28	41
Actual return on plan assets	(1)	3
Purchases	6	0
Sales and settlements	(8)	(17)
Currency Impact	(1)	1
Fair value of plan assets at end of year	24	28
Insurance Contracts | Defined Benefit Pension Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	35	31
Actual return on plan assets	(3)	2
Purchases	1	3
Sales and settlements	(2)	(2)
Currency Impact	(2)	1
Fair value of plan assets at end of year	29	35
Insurance Contracts | Other Postretirement Benefit Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2	2
Actual return on plan assets	0	0
Purchases	3	0
Sales and settlements	(3)	0
Currency Impact	0	0
Fair value of plan assets at end of year	2	2
Other (incl. LDI) | Defined Benefit Pension Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	101	62
Actual return on plan assets	1	10
Purchases	5	38
Sales and settlements	(26)	(12)
Currency Impact	(4)	3
Fair value of plan assets at end of year	$ 77	$ 101